CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Prepaid expenses and other current assets	$ 223,387	$ 339,260
Non-current assets
Total assets	12,773,914	6,853,140	$ 5,967,605
LIABILITIES AND SHAREHOLDERS' EQUITY
LIABILITIES	1,132,985	1,673,165	716,026
SHAREHOLDERS' EQUITY
Ordinary shares $0.001 par value, 50,000,000 shares authorized, 6,333,333 and 5,000,000 shares issued and outstanding at December 31, 2020 and 2019	6,333	5,000
Additional paid-in capital	9,358,487	4,579,116
Retained earnings	1,565,817	528,315
Accumulated other comprehensive loss	159,146	(312,408)
Total shareholders' equity	11,640,929	5,179,975	$ 5,251,579	$ 4,610,993
Total liabilities and shareholders' equity	12,773,914	6,853,140
Parent Company [Member]
Current assets
Prepaid expenses and other current assets	55,639	0
Non-current assets
Investment in subsidiaries	11,585,290	5,179,975
Total assets	11,640,929	5,179,975
LIABILITIES AND SHAREHOLDERS' EQUITY
LIABILITIES	0	0
COMMITMENTS AND CONTINGENCIES	0	0
SHAREHOLDERS' EQUITY
Ordinary shares $0.001 par value, 50,000,000 shares authorized, 6,333,333 and 5,000,000 shares issued and outstanding at December 31, 2020 and 2019	6,333	5,000
Additional paid-in capital	9,358,487	4,579,116
Retained earnings	2,276,109	908,267
Accumulated other comprehensive loss	0	(312,408)
Total shareholders' equity	11,640,929	5,179,975
Total liabilities and shareholders' equity	$ 11,640,929	$ 5,179,975